Investments in associates	12 Months Ended
Dec. 31, 2024
Investments in associates
Investments in associates

11 Investments in associates

Accounting policy

Investments in associates, being those entities over which the Group has a significant influence and which is neither a subsidiary nor a joint venture, are accounted for using the equity method, with the Group recording its share of the associates’ profit and loss and other comprehensive income. The Group’s share of associates’ profit or loss is included in one separate income statement line and is calculated after deduction of their respective taxes.

The carrying amounts of investments in associates are reviewed for impairment as at the balance sheet date. For the purposes of impairment testing, the recoverable amounts of these investments would be based on their observable market value. Any impairment loss is subsequently reversed only to the extent that the recoverable amounts of the investments increase.

At 31 December 2024, the Group holds 27.13% (2023: 27.96%) of Bioventus Inc. (Bioventus) which is the holding company of Bioventus LLC. The decrease in the Group’s holding between 2024 and 2023 was because of the exercise of Bioventus employee share options. The Company’s headquarters is located in Durham, North Carolina, US, and its medical product development is focused around active healing therapies and the surgical performance of orthobiologics. The active healing therapies product line supports accelerated and more complete healing of bone fractures, and treats the chronic pain associated with osteoarthritis.

The loss after taxation recognised in the income statement relating to Bioventus was $10m (2023: $30m loss, 2022: $32m loss) and an impairment loss of $nil (2023: $nil, 2022: $109m). The balance sheet carrying value relating to Bioventus is $6m (2023: $16m). The Group’s ability to recover the value of its investment is dependent upon the ongoing clinical and commercial success of these products.

The Group did not identify any impairment indicator for Bioventus as part of the 2024 and 2023 impairment assessment. In 2022, Bioventus’ trading share price decreased significantly and the company disclosed a substantial doubt about their ability to continue as a going concern. Given these impairment indicators, management recorded an impairment loss of $109m in 2022.

The amounts recognised in the balance sheet and income statement for associates are as follows:

	2024	2023	2022
	$ million	$ million	$ million
Balance sheet	7	16	46
Income statement loss	(10)	(30)	(32)
Impairment of interest in associate	–	–	(109)

Summarised financial information for significant associates

Set out below is the summarised financial information for Bioventus, adjusted for differences with Group accounting policies.

	2024	2023	2022
	$ million	$ million	$ million
Summarised statement of comprehensive income
Revenue	420	377	386
Attributable loss for the year	(34)	(152)	(129)
Group adjustments[1]	(2)	46	17
Total comprehensive loss	(36)	(106)	(112)
Group share of loss for the year at 27.13% (2023: 27.96%, 2022: 28.3%)	(10)	(30)	(32)

	2024	2023
	$ million	$ million
Summarised balance sheet
Non-current assets	471	562
Current assets	299	249
Non-current liabilities	(371)	(424)
Current liabilities	(211)	(160)
Net assets	188	227
Net equity attributable to owners	188	227
Group’s share of net assets at 27.13% (2023: 27.96%)	51	64
Group adjustments[1,2]	(45)	(48)
Group’s carrying amount of investment at 27.13% (2023: 27.96%)	6	16
1	Group adjustments include adjustments to align with Group policy.
2	Group adjustments also include impairment loss of share in associates of $109m from 2022.

The investment in Bioventus had a fair value less costs of disposal of $186m as at 31 December 2024 (2023: $93m).

During the year, the Group received a $nil (2023: $nil) cash distribution from its associates.

At 31 December 2024, the Group held equity investments in two other associates (2023: two) with a carrying value of $1m (2023: $nil).